Share-Based Compensation (Share-based Compensation Allocated from Sohu to the 17173 Business, Option activity) (Details) (Sohu's 2000 Stock Incentive Plan [Member], Stock Options [Member], Employees of 17173 Business [Member], USD $)
In Thousands, except Per Share data, unless otherwise specified
12 Months Ended
Dec. 31, 2013 years
Sohu's 2000 Stock Incentive Plan [Member] | Stock Options [Member] | Employees of 17173 Business [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding, Beginning Balance	7
Number of Shares, Exercised	(4)
Number of Shares, Outstanding, Ending Balance	3
Number of Shares, Vested, Ending balance	3
Number of Shares, Exercisable, Ending balance	3
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 20.30
Weighted Average Exercise Price, Exercised	$ 22.41
Weighted Average Exercise Price, Outstanding, Ending balance	$ 17.61
Weighted Average Exercise Price, Vested	$ 17.61
Weighted Average Exercise Price, Exercisable	$ 17.61
Weighted Average Remaining Contractual Life (Years), Outstanding, Beginning balance	2.13
Weighted Average Remaining Contractual Life (Years), Outstanding, Ending balance	1.36
Weighted Average Remaining Contractual Life (Years), Vested	1.36
Weighted Average Remaining Contractual Life (Years), Exercisable	1.36
Aggregate Intrinsic Value, Outstanding, Beginning balance	$ 198
Aggregate Intrinsic Value, Outstanding, Ending balance	178
Aggregate Intrinsic Value, Vested	178
Aggregate Intrinsic Value, Exercisable	$ 178